BORROWINGS - Long term borrowings (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	May 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Debt instrument
Amount repaid | $	$ 11,620,071		$ 4,085,110
Current portion of long-term borrowings | $	$ 4,539,994							$ 12,923,599
Borrowings from Shanghai Pudong Development Bank Co., Ltd., four
Debt instrument
Amount borrowed																¥ 8,500,000
Term of the debt																3 years
Interest rate (as a percent)																4.05%
Amount repaid				¥ 7,225,000	¥ 850,000	¥ 425,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Five
Debt instrument
Amount borrowed															¥ 20,000,000
Term of the debt															3 years
Interest rate (as a percent)															4.00%
Amount repaid		¥ 8,500,000		9,500,000	1,500,000	¥ 500,000
Current portion of long-term borrowings									¥ 8,500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Six
Debt instrument
Amount borrowed														¥ 20,000,000
Term of the debt														3 years
Interest rate (as a percent)														4.00%
Amount repaid		8,500,000		2,000,000	1,000,000
Current portion of long-term borrowings							¥ 8,500,000		17,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Seven
Debt instrument
Amount borrowed													¥ 10,000,000
Term of the debt													3 years
Interest rate (as a percent)													4.00%
Amount repaid		4,250,000		1,000,000	500,000
Current portion of long-term borrowings							4,250,000		8,500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Eight
Debt instrument
Amount borrowed												¥ 7,000,000
Term of the debt												3 years
Interest rate (as a percent)												3.90%
Amount repaid		350,000		550,000	150,000
Current portion of long-term borrowings							5,950,000		3,300,000
Borrowings from Agricultural Bank of China Limited One
Debt instrument
Amount borrowed															¥ 30,000,000
Term of the debt															3 years
Interest rate (as a percent)															4.00%
Amount repaid		22,000,000		5,000,000	3,000,000
Current portion of long-term borrowings									22,000,000
Borrowings from Agricultural Bank of China Limited Two
Debt instrument
Amount borrowed														¥ 9,900,000
Term of the debt														3 years
Interest rate (as a percent)														4.00%
Amount repaid		0		2,000,000	1,000,000
Current portion of long-term borrowings							6,900,000		6,900,000
Borrowings from Agricultural Bank of China Limited Three
Debt instrument
Amount borrowed													¥ 9,900,000
Term of the debt													3 years
Interest rate (as a percent)													4.00%
Amount repaid		0		2,000,000	¥ 1,000,000
Current portion of long-term borrowings							¥ 6,900,000		6,900,000
Borrowings From Bank of Jiangsu Co., Ltd One
Debt instrument
Amount borrowed											¥ 10,000,000
Term of the debt											18 months
Interest rate (as a percent)											3.80%
Amount repaid		9,900,000		100,000
Current portion of long-term borrowings									9,900,000
Borrowings From Bank of Jiangsu Co., Ltd Two
Debt instrument
Amount borrowed										¥ 10,000,000
Term of the debt										18 months
Interest rate (as a percent)										3.80%
Amount repaid		¥ 9,900,000		¥ 100,000
Current portion of long-term borrowings									¥ 9,900,000